Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Goodwil

11.Goodwill

As at December 31	2014	2013

Canada	$788	$1,171
United States	2,129	473
	$2,917	$1,644

During 2014, the Company recognized goodwill of $1,724 million in conjunction with the Athlon acquisition in the United States as described in Note 3.  In Canada, the Company allocated goodwill of $257 million to the Bighorn divestiture and derecognized $39 million upon the divestiture of Encana’s investment in PrairieSky as described in Notes 4 and 18.  In the United States, the Company allocated goodwill of $68 million to the Jonah divestiture as described in Note 4.

There were no additions or dispositions of goodwill during 2013 and the Company has not recognized any previous goodwill impairments.  The change in the Canada goodwill balance also reflects the movements due to foreign currency translation.

Goodwill was assessed for impairment as at December 31, 2014 and December 31, 2013.  The fair values of the Canada and United States reporting units were determined to be greater than the respective carrying values of the reporting units.  Accordingly, no goodwill impairments were recognized.